Note 18 - Subsequent events	12 Months Ended
Dec. 31, 2025
Notes
Note 18 - Subsequent events

Note 18 – Subsequent events

The Company has evaluated the impact of events that have occurred subsequent to December 31, 2025, through the issuance date of the consolidated financial statement and concluded that no material subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the notes to the consolidated financial statements.